Related Party Transactions (Tables)	9 Months Ended
Dec. 31, 2023
Related Party Transactions Abstract
Disclosure of transactions between related parties [Table Text Block]
	For the Three Months Ended
	Dec 31, 2023	Dec 31, 2022

Salaries and Benefits (1)	$133,652	$194,782
Consulting fees (2)	129,560	85,000
Non-cash Options Vested (3)	127,231	260,625
Total	$390,443	$540,407

	For the Nine Months Ended
	Dec 31, 2023	Dec 31, 2022

Salaries and Benefits (1)	$422,609	$467,539
Consulting fees (2)	400,373	311,250
Non-cash Options Vested (3)	833,011	1,829,998
Total	$1,655,993	$2,608,787